STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Small Cap Fund

November 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.1%
Banks - 5.3%
Essent Group	102,557		4,498,150
First Bancorp	657,772		5,222,710
First Interstate BancSystem, Cl. A	121,899		4,638,257
First Merchants	122,872		4,094,095
Synovus Financial	136,718		4,316,187
			22,769,399
Capital Goods - 11.2%
Aerojet Rocketdyne Holdings	141,784	[a]	5,306,975
Builders FirstSource	148,329	[a]	5,548,988
Gibraltar Industries	66,285	[a]	4,339,016
GrafTech International	140,238		1,107,880
Masonite International	64,894	[a]	6,492,645
Maxar Technologies	158,347		4,403,630
Rexnord	178,614		6,699,811
Tennant	47,843		3,213,136
Valmont Industries	48,098		7,839,012
Wabash National	175,055		3,094,973
			48,046,066
Commercial & Professional Services - 6.7%
ADT	537,029		4,172,715
Clarivate	333,557	[a]	9,152,804
Clean Harbors	59,113	[a]	4,278,008
Covanta Holding	473,670		5,873,508
The Brink's Company	76,963		5,164,217
			28,641,252
Consumer Durables & Apparel - 6.0%
Callaway Golf	24,505	[a]	520,731
Century Communities	86,851	[a]	3,864,869
KB Home	151,564		5,335,053
Skyline Champion	151,710	[a]	4,662,048
Taylor Morrison Home	271,718	[a]	6,869,031
YETI Holdings	74,165	[a]	4,685,003
			25,936,735
Consumer Services - 4.2%
Bloomin‘ Brands	291,066	[a]	5,093,655
Cracker Barrel Old Country Store	16,215	[a]	2,263,290
Houghton Mifflin Harcourt	1,182,118	[a]	3,558,175
OneSpaWorld Holdings	222,492	[a,b]	1,966,829

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.1% (continued)
Consumer Services - 4.2% (continued)
Papa John's International	65,949		5,299,662
			18,181,611
Diversified Financials - 3.4%
PJT Partners, Cl. A	105,176		7,286,593
PRA Group	173,287	[a]	7,213,938
			14,500,531
Energy - 1.7%
CNX Resources	532,954	[a]	5,015,097
PBF Energy, Cl. A	307,891	[a,b]	2,235,289
			7,250,386
Food & Staples Retailing - 1.1%
The Chefs' Warehouse	211,408	[a]	4,871,897
Food, Beverage & Tobacco - 1.7%
Darling Ingredients	149,346	[a]	7,210,425
Health Care Equipment & Services - 8.8%
Acadia Healthcare	179,485	[a,b]	7,619,138
AdaptHealth	239,507	[a]	7,151,679
Health Catalyst	191,700	[a]	6,834,105
Molina Healthcare	17,596	[a]	3,591,872
Omnicell	49,698	[a]	5,210,835
R1 RCM	205,069	[a]	4,158,799
Tabula Rasa HealthCare	86,015	[a,b]	2,964,077
			37,530,505
Insurance - 2.3%
BRP Group, Cl. A	159,416	[a]	4,694,801
The Hanover Insurance Group	45,589		5,121,924
			9,816,725
Materials - 7.4%
Alamos Gold, Cl. A	919,164		7,601,486
Cabot	95,489		3,954,200
Eagle Materials	47,152	[a]	4,290,361
IAMGOLD	1,170,703	[a,b]	3,945,269
Louisiana-Pacific	159,271		5,451,846
MP Materials	295,856	[a,b]	6,366,821
			31,609,983
Media & Entertainment - 3.5%
Cardlytics	53,069	[a,b]	6,298,229
EverQuote, Cl. A	154,520	[a,b]	5,819,223
Nexstar Media Group, Cl. A	28,321		2,980,785
			15,098,237
Pharmaceuticals Biotechnology & Life Sciences - 9.4%
Aerie Pharmaceuticals	124,189	[a,b]	1,541,186
Alkermes	81,536	[a]	1,488,847
Arena Pharmaceuticals	69,498	[a]	4,577,833

Description	Shares		Value ($)
Common Stocks - 95.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 9.4% (continued)
Denali Therapeutics	56,605	[a,b]	3,451,207
FibroGen	61,913	[a,b]	2,557,626
Generation Bio	65,002	[a,b]	3,134,397
GW Pharmaceuticals, ADR	19,086	[a,b]	2,673,567
PTC Therapeutics	27,920	[a]	1,746,954
Syneos Health	99,928	[a]	6,579,260
Ultragenyx Pharmaceutical	37,991	[a,b]	4,503,453
uniQure	54,060	[a]	2,599,205
Xenon Pharmaceuticals	255,295	[a,b]	3,035,458
Zogenix	110,847	[a]	2,375,451
			40,264,444
Real Estate - 4.5%
Colliers International Group	69,329	[a]	6,183,454
CoreSite Realty	57,343	[c]	7,190,239
Redfin	123,389	[a]	5,909,099
			19,282,792
Semiconductors & Semiconductor Equipment - 1.7%
Diodes	108,083	[a]	7,345,321
Software & Services - 8.1%
Cloudera	647,777	[a,b]	7,566,035
Everbridge	47,371	[a,b]	6,013,275
Medallia	197,979	[a,b]	6,927,285
Mimecast	121,499	[a]	5,465,025
Paya Holdings, CI. A	804,275	[a,b]	8,879,196
			34,850,816
Technology Hardware & Equipment - 1.6%
Ciena	151,310	[a]	6,778,688
Transportation - 3.0%
Knight-Swift Transportation Holdings	104,397		4,310,552
SkyWest	202,395	[a]	8,688,817
			12,999,369
Utilities - 3.5%
Clearway Energy, Cl. C	267,101		7,818,046
NextEra Energy Partners	114,663		7,277,661
			15,095,707
Total Common Stocks (cost $325,145,688)			408,080,889

Exchange-Traded Funds - 1.7%
Registered Investment Companies - 1.7%
iShares Russell 2000 ETF (cost $7,117,572)	40,151	[b]	7,268,134

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 4.3%
Registered Investment Companies - 4.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $18,391,300)	0.10	18,391,300	[d]	18,391,300

Investment of Cash Collateral for Securities Loaned - 6.8%
Registered Investment Companies - 6.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $29,411,363)	0.10	29,411,363	[d]	29,411,363
Total Investments (cost $380,065,923)		107.9%		463,151,686
Liabilities, Less Cash and Receivables		(7.9%)		(34,093,966)
Net Assets		100.0%		429,057,720

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2020, the value of the fund’s securities on loan was $60,958,639 and the value of the collateral was $62,763,426, consisting of cash collateral of $29,411,363 and U.S. Government & Agency securities valued at $33,352,063.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Small Cap Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	408,080,889	-	-	408,080,889
Exchange-Traded Funds	7,268,134	-	-	7,268,134
Investment Companies	47,802,663	-	-	47,802,663

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2020, accumulated net unrealized appreciation on investments was $83,085,763, consisting of $103,762,823 gross unrealized appreciation and $20,677,060 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.